Related Party Transaction and Balance (Details) - Schedule of Nature of Relationships with Related Parties	6 Months Ended
Sep. 30, 2023
Sunx Global Limited [Member]
Related Party Transaction and Balance (Details) - Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Predecessor Parent Company owns 95% of Sunx Global Limited
Mr. Huaixi Yang [Member]
Related Party Transaction and Balance (Details) - Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Immediate family member of Ms. Junli Yang, the Chairwoman of the Board
WSYQR Limited [Member]
Related Party Transaction and Balance (Details) - Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Wholly owned by Mr. Huaixi Yang before March 2023. WSYQR was not a related party of the Company since April 2023.